DISCONTINUED OPERATIONS (Details 3) - Wowo Group Limited [Member] - USD ($)		Dec. 31, 2015	Dec. 31, 2014
DISCONTINUED OPERATIONS [Line Items]
Amounts due to related parties			$ 403,585
Beijing Baifen Tonglian Media Technology Co., Ltd [Member]
DISCONTINUED OPERATIONS [Line Items]
Amounts due to related parties	[1]	$ 403,585

[1]	The amounts represents short messaging service (“SMS”) distribution platform fee, which has not been paid to Beijing Baifen Tonglian Media Technology Co., Ltd.